Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Tables)	12 Months Ended
Dec. 31, 2011
Reserve for Life-Contingent Contract Benefits and Contractholder Funds
Reserve for life-contingent contract benefits

($ in millions)	2011	2010
Immediate fixed annuities:
Structured settlement annuities	$7,075	$6,500
Other immediate fixed annuities	2,350	2,205
Traditional life insurance	3,004	2,938
Accident and health insurance	1,859	1,720
Other	118	87

Total reserve for life-contingent contract benefits	$14,406	$13,450

Key assumptions generally used in calculating the reserve for life-contingent contract benefits

Product	Mortality	Interest rate	Estimation method
Structured settlement annuities	U.S. population with projected calendar year improvements; mortality rates adjusted for each impaired life based on reduction in life expectancy	Interest rate assumptions range from 0% to 9.3%	Present value of contractually specified future benefits
Other immediate fixed annuities

1983 group annuity mortality table with internal modifications; 1983 individual annuity mortality table; Annuity 2000 mortality table; Annuity 2000 mortality table with internal modifications; 1983 individual annuity mortality table with internal modifications

		Interest rate assumptions range from 0.9% to 11.5%	Present value of expected future benefits based on historical experience
Traditional life insurance	Actual company experience plus loading	Interest rate assumptions range from 4.0% to 11.3%	Net level premium reserve method using the Company's withdrawal experience rates; includes reserves for unpaid claims
Accident and health insurance	Actual company experience plus loading	Interest rate assumptions range from 3.0% to 5.3%	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Other:
Variable annuity guaranteed minimum death benefits (1)	100% of Annuity 2000 mortality table	Interest rate assumptions range from 4.0% to 5.1%	Projected benefit ratio applied to cumulative assessments
(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

Contractholder funds

($ in millions)	2011	2010
Interest-sensitive life insurance	$10,826	$10,675
Investment contracts:
Fixed annuities	29,049	33,166
Funding agreements backing medium-term notes	1,929	2,749
Other investment contracts	528	514
Allstate Bank deposits	—	1,091

Total contractholder funds	$42,332	$48,195

Key contract provisions relating to contractholder funds

Product	Interest rate	Withdrawal/surrender charges
Interest-sensitive life insurance	Interest rates credited range from 0% to 11.0% for equity-indexed life (whose returns are indexed to the S&P 500) and 1.5% to 6.0% for all other products	Either a percentage of account balance or dollar amount grading off generally over 20 years
Fixed annuities	Interest rates credited range from 0% to 9.9% for immediate annuities; (8.0)% to 11.0% for equity-indexed annuities (whose returns are indexed to the S&P 500); and 0.2% to 6.6% for all other products
Either a declining or a level percentage charge generally over ten years or less. Additionally, approximately 25.3% of fixed annuities are subject to market value adjustment for discretionary withdrawals
Funding agreements backing medium-term notes	Interest rates credited range from 0.9% to 5.8% (excluding currency-swapped medium-term notes)	Not applicable
Other investment contracts:
Guaranteed minimum income, accumulation and withdrawal benefits on variable and fixed annuities (1) and secondary guarantees on interest-sensitive life insurance and fixed annuities	Interest rates used in establishing reserves range from 1.8% to 10.3%	Withdrawal and surrender charges are based on the terms of the related interest-sensitive life insurance or fixed annuity contract
(1)
In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

Contractholder funds activity

($ in millions)	2011	2010
Balance, beginning of year	$48,195	$52,582
Deposits	2,318	3,438
Interest credited	1,629	1,794
Benefits	(1,461)	(1,552)
Surrenders and partial withdrawals	(6,398)	(5,203)
Maturities and retirements of institutional products	(867)	(1,833)
Contract charges	(1,028)	(983)
Net transfers from separate accounts	12	11
Fair value hedge adjustments for institutional products	(34)	(196)
Other adjustments	(34)	137

Balance, end of year	$42,332	$48,195

Variable annuity contracts with guarantees

($ in millions)	December 31,
	2011	2010
In the event of death
Separate account value	$6,372	$8,029
Net amount at risk (1)	$1,502	$1,402
Average attained age of contractholders	66 years	66 years
At annuitization (includes income benefit guarantees)
Separate account value	$1,489	$1,945
Net amount at risk (2)	$574	$580
Weighted average waiting period until annuitization options available	1 year	2 years
For cumulative periodic withdrawals
Separate account value	$587	$735
Net amount at risk (3)	$27	$21
Accumulation at specified dates
Separate account value	$906	$1,100
Net amount at risk (4)	$78	$64
Weighted average waiting period until guarantee date	6 years	7 years
(1)
Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.
(2)
Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
(3)
Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.
(4)
Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

Liabilities for guarantees

($ in millions)	Liability for guarantees related to death benefits and interest- sensitive life products	Liability for guarantees related to income benefits	Liability for guarantees related to accumulation and withdrawal benefits	Total
Balance, December 31, 2010 (1)	$236	$227	$136	$599
Less reinsurance recoverables	93	210	135	438

Net balance as of December 31, 2010	143	17	1	161
Incurred guaranteed benefits	30	(1)	1	30
Paid guarantee benefits	—	—	—	—

Net change	30	(1)	1	30
Net balance as of December 31, 2011	173	16	2	191
Plus reinsurance recoverables	116	175	162	453

Balance, December 31, 2011 (2)	$289	$191	$164	$644

Balance, December 31, 2009 (3)	$155	$287	$108	$550
Less reinsurance recoverables	109	268	107	484

Net balance as of December 31, 2009	46	19	1	66
Incurred guaranteed benefits	97	(2)	—	95
Paid guarantee benefits	—	—	—	—

Net change	97	(2)	—	95
Net balance as of December 31, 2010	143	17	1	161
Plus reinsurance recoverables	93	210	135	438

Balance, December 31, 2010 (1)	$236	$227	$136	$599

(1)
Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
(2)
Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
(3)
Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.